Cover	Jul. 29, 2026
Cover [Abstract]
Entity Registrant Name	CREXENDO, INC.
Entity Central Index Key	0001075736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 29, 2026
Entity File Number	001-32277
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0591719
Entity Address Address Line 1	1225 West Washington St
Entity Address Address Line 2	Suite 213
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85288
City Area Code	602
Local Phone Number	714-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CXDO
Security Exchange Name	NASDAQ